Related Party Transactions - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Whitfield Management Limited [Member
Disclosure of transactions between related parties [line items]
Key management personnel services related party transactions		€ 300,000
Digital Outsource Services Proprietary Limited [Member]
Disclosure of transactions between related parties [line items]
Key management personnel services related party transactions	€ 1,300,000	1,300,000
Services received, related party transactions	66,000,000	€ 58,100,000
Super Group Limited [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	700,000
Super Group (SGHC) Limited
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	€ 665,745